REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Redeemable Preferred Stock, Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($) installment shares
Common
Redeemable preferred shares, authorized (in shares) | shares	10,000,000	14,539,330
Preferred stock par value (in USD per share)	$ 0.001
Preferred stock IPO conversion feature		$ 30.0
Preferred stock, voting threshold for conversion		66.67%
Preferred stock affirmative vote threshold		60.00%
Preferred stock, redemption payment, number of annual installments | installment		3
Series C
Common
Preferred stock full-ratchet adjustment term (in years)	3 years
Preferred stock aggregate gross proceeds	$ 10,000,000.0
Series D
Common
Preferred stock full-ratchet adjustment term (in years)	3 years
Preferred stock aggregate gross proceeds	$ 10,000,000.0
Series E
Common
Preferred stock full-ratchet adjustment term (in years)	3 years
Preferred stock aggregate gross proceeds	$ 10,000,000.0